LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Lease Liabilities
SCHEDULE OF LEASE LIABILITIES
$
Balance, December 31, 2019	21,390
Finance cost	726
Lease payments	(22,116)
Balance, December 31, 2020 and 2021	-